Other Financial Liabilities - Non-current - Summary of Other Financial Liabilities Non-current (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Categories of non-current financial liabilities [abstract]
Lease liabilities	$ 682.3	₨ 51,629.4	₨ 1,561.7
Derivative financial instruments	430.3	32,558.8	26,624.4
Liability towards employee separation scheme	10.0	758.3	791.0
Retention money, security deposits and others	69.6	5,267.7	511.7
Total	$ 1,192.2	₨ 90,214.2	₨ 29,488.8